STOCK BASED COMPENSATION (Details Narrative) - USD ($)		1 Months Ended	12 Months Ended
	Aug. 11, 2020	Aug. 27, 2020	Dec. 31, 2020	Dec. 31, 2019
Stock-based compensation expense			$ 787,358
Unrecognized compensation expense			$ 1,419,423
Average expected life			3 years
Exercise price			$ 0.61
Weighted average vesting period of options			5 years
Warrants [Member] | Consultant [Member]
Exercise price			$ 0.625
Common stock shares issuable upon exercise of options/rights			750,000
Term of options/rights			18 months
Total value of options/rights granted			$ 174,000
Stock Options [Member]
Average expected life			6 years 5 months 30 days	6 years 5 months 30 days
Exercise price			$ 0.35	$ 0.61
Weighted average vesting period of options			3 years	3 years
Common stock shares issuable upon exercise of options/rights			625,000	1,325,000
Total value of options/rights granted			$ 190,175	$ 755,000
Stock Options [Member] | Employee [Member]
Average expected life	6 years 5 months 30 days	6 years 5 months 30 days
Exercise price	$ 0.34	$ 0.35
Weighted average vesting period of options	5 years
Common stock shares issuable upon exercise of options/rights	2,000,000	200,000
Total value of options/rights granted	$ 597,214	$ 61,172
Option shares descriptions	The option vests over 5 years; 400,000 shares on the employees 12 month anniversary and vests the remaining 1,600,000 shares 1/48th per month over the following 48 months
The Gamwell Contract [Member] | Warrants [Member]
Exercise price			$ 0.375
Common stock shares issuable upon exercise of options/rights			122,752
Expiration date			Apr. 23, 2028
2018 Equity Incentive Plan
Maximum number of shares granted under plan			8,000,000